Calvert
Investments  that  make  a  difference

June  30,  2001
Annual  Report
Calvert  Large  Cap
Growth  Fund

Calvert  Large  Cap  Growth
Fund

Table  of  Contents

President's  Letter
2
Portfolio
Manager  Remarks
3
Report  of
Independent  Public  Accountants
6
Statement
of  Net  Assets
7
Statement
of  Operations
11
Statements
of  Changes  in
Net  Assets
12
Notes  to
Financial  Statements
14
Financial  Highlights
19

Dear  Shareholder:

Few 12-month periods have tested the mettle of investors as the one ended June 30, 2001.

Equity markets declined steeply in the last six months of 2000, and declines continue into 2001. The Nasdaq Composite Index plunged 39.3% by year-end, while broader indexes followed a similar downward trend. Investment-grade corporate bonds also continued to suffer as the economy slowed. Meanwhile, treasury securities produced an excellent year and government bonds did what they were supposed to do: provide a safe haven and steady return.

Since the start of 2001, the Federal Open Market Committee has cut short-term interest rates six times, however we have seen few signs of a turnaround. The market in April and May was hoping for improvements in the second half of the year. Now, there is talk of recovery late in the fourth quarter at best.

There are contrary forces at play in the marketplace. Despite a bounceback in old-economy company's stock prices and robust consumer spending, the downturn suffered in the telecom, media, and technology sectors continues - and sluggish, even negative growth is a real possibility. Fed Chairman Alan Greenspan and his colleagues appear optimistic, but an increasing number of U.S. businesses, forced to make spending cuts and staff reductions, do not appear to share the same confidence. Economic data also indicate that industrial output has fallen for eight successive months, and both inflation and consumer prices are on the rise.

For today's investor, changeable forecasts call for sober appraisal, not panic. Picking the right path through the ups and downs of today's bond and equity markets requires professional expertise. Always consider the benefits of portfolio diversification. As unsettling as turbulent markets can be, those who follow fundamental investing principles and diversify their portfolios across a range of asset classes should profit in the long term. We encourage you to work with your financial advisor and to make decisions based on your financial situation and personal tolerance for risk.

We appreciate your investment in Calvert funds and look forward to working with you to help you reach your financial goals.


Sincerely,




Barbara  J.  Krumsiek
President  and  CEO
July  31,  2001

John  Montgomery
of  Bridgeway  Capital  Management

How  did  the  Fund  perform?
For the year ended June 30, 2001, the Calvert Large Cap Growth Fund's Class I shares returned -27.80%, outperforming the Lipper Multi-Cap Growth Index which returned -30.20%, but underperforming the S&P 500 Index which returned -14.82%.

What  was  the  investment  climate?
I never like underperforming the market overall and double-digit declines are not something we want to experience often, even if it reflects market performance in general. I am not satisfied with our performance in the last year. The S&P 500 Index, which is more evenly balanced between growth and value stocks, declined 14.8% for the annual period. Our investment objective is to outperform this index over longer time periods. On a cumulative basis since the inception of our predecessor fund (August 1994), we are underperforming the S&P 500 by 1.2% (or 0.2% a year).

After leading the market for a long three-year period through March 2000, large cap and especially growth-oriented stocks suffered their worst decline in over a quarter century, corresponding roughly to the fiscal year ending June 2001. Two recent quarters (those ending December 2000 and March 2001) were the first and third worst quarters in Lipper's database of large company growth oriented funds. While growth stocks recovered partially in the most recently completed June 2001 quarter, the market continued to favor smaller companies. Clearly, the core of
Portfolio  Statistics
June  30,  2001
Investment  Performance

                          6 Months   12 Months
                            ended     ended
                           6/30/01     6/30/01
Class  A                  (12.61%)     (28.08%)
Class  I                  (11.94%)     (27.80%)
S&P  500
Index                      (6.69%)     (14.82%)
Lipper  Multi-Cap
Growth  Index             (14.76%)     (30.20%)
Ten  Largest  Stock  Holdings

     %  of  Net  Assets

Quest  Diagnostics,  Inc.         3.4%
Apogee  Enterprises,  Inc.        3.3%
Idec  Pharmcuticals  Corp.        2.9%
H&R  Block,  Inc.                 2.9%
Enzon,  Inc.                      2.9%
Bank  of  America  Corp.          2.9%
Lightbridge,  Inc.                2.9%
USA  Education,  Inc.             2.9%
Adobe  Systems,  Inc.             2.9%
Forest  Laboratories,  Inc.       2.9%
Total                            29.9%


Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. The above performance results prior to 10/31/00 for the Class I Shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway. Performance results for Class A shares prior to 10/31/00 are for Bridgeway. Current expenses for Class A are limited at the same amount, due to an expense guarantee, as Bridgeway for the year ended 6/30/00.

Past  performance  is  no  guarantee  of  future  results.

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source:  Lipper  Analytical  Services,  Inc.

Portfolio  Statistics
June  30,  2001
Average  Annual  Total  Returns

                    Class A Shares
One  year              (31.49%)
Five  year              13.48%
Since  inception        16.27%
(8/5/94)

                    Class B Shares
Since  inception       (26.37%)
(10/31/00)

                    Class C Shares
Since  inception       (22.94%)
(10/31/00)

                    Class I Shares
One  year              (27.80%)
Five  year              14.68%
Since  inception        17.17%
(8/5/94)

Asset  Allocation

Stocks                           93%
Cash  or  Cash  Equivalents       7%
Total                           100%

our holdings has not been the "sweet spot" in the market over the last year. In addition, technology stocks were hit particularly hard during the last year, and ours were no exception. Technology companies tend to be more progressive on the social factors on which the Fund is built.


Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. The performance results prior to 10/31/00 for the Class I Shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway. Performance results for Class A shares prior to 10/31/00 are for Bridgeway (but have been adjusted to reflect the Class A sales charge). Current expenses for Class A are limited at the same amount, due to an expense guarantee, as Bridgeway for the year ended 6/30/00. Past performance is no guarantee of future results.

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source:Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & Class I shares is plotted in the line graph. The value of an investment in another class of shares would be different depending on sales charges and expenses. Past performance is no guarantee of future results.

What  is  your  outlook?
If the market has been unkind to our investment style during most of the last year, there is a bright spot. Valuations are considerably more reasonable than a year ago. We believe this is good for the long-term health of the economy and ultimately for our investments. The last quarter gave us a welcome "reprieve" from the previous carnage among large, growth, and technology stocks. While Bridgeway does not make specific forecasts of future economic, market, or fund performance (we are just trying to pick one good stock at a time), I am actually more optimistic than a year ago.

In a bear market, most people focus on the severity of the downturn - how far an investment falls from the top to the base. If you're a long-term investor, an equally important measure is how long it takes to get back to a previous peak. While we can't make representations about future performance, we will be tracking our progress to get back above the performance of the S&P 500 Index and our previous "peak," set in July of 2000. At the end of June, we were more than a quarter of the way "back" to the previous peak.

July  31,  2001

Portfolio  Statistics
June  30,  2001
Portfolio  Characteristics
                                   Large Cap       S&P
                                    Growth         500
                                     Fund         index
Number  of  Stocks                    52           500
Median  Market
Capitalization  ($bil)               9.01         60.38
(by  portfolio  weight)
Price/Earnings
Ratio                               46.90         25.25

Earnings  Per  Share
Growth                              29.15%        19.29%

Yield                                0.52%         1.28%
(return on capital investment)
Volatility  Measures
                                   Large Cap       S&P
                                    Growth         500
                                     Fund         index
Beta1                                0.94          1.00
R-Squared2                           0.63          1.00

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward. 2Measure of correlation between the Fund's returns and the overall market's (S&P
500) returns. An R-Squared of 0 would mean no correlation; an R-Squared of 1 would mean total correlation.
Source:  Vestek

Report  of  Independent  Public  Accountants

To  the  Board  of  Directors
of  Calvert  Impact  Fund,  Inc.  and  the
Shareholders  of  Calvert  Large  Cap  Growth  Fund:

We have audited the accompanying statement of net assets of Calvert Large Cap Growth Fund (one series of Calvert Impact Fund, Inc., hereafter referred to as the "Fund") as of June 30, 2001, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2000 and the financial highlights for each of the four years in the period ended June 30, 2000 of the Fund, were audited by other auditors, whose report dated August 16, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Large Cap Growth Fund as of June 30, 2001, the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



ARTHUR  ANDERSEN  LLP


Philadelphia,  Pennsylvania

Statement  of  Net  Assets
June  30,  2001

Equity Securities - 99.0%                                 Shares         Value
Banks  -  Major  Regional  -  2.1%
SouthTrust  Corp.                                         12,500        $325,000

Banks  -  Money  Center  -  2.9%
Bank  of  America  Corp.                                   7,600         456,228

Biotechnology  -  5.9%
Enzon,  Inc.*                                              7,300         456,250
Idec  Pharmaceuticals  Corp.*                              6,800         460,292
          916,542

Building  Materials  -  3.3%
Apogee  Enterprises,  Inc.                                42,000         511,903

Communications  Equipment  -  1.2%
CIENA  Corp.*          4,830     183,540
McData  Corp.*          158     2,773
          186,313

Computers  -  Peripherals  -  2.0%
Lexmark  International,  Inc.*                             4,600         309,350

Computers  -  Software  &  Services  -  16.1%
Adobe  Systems,  Inc                                       9,600         451,200
AremisSoft  Corp.*                                        17,500         283,500
Check  Point  Software  Technologies  *                    2,400         121,368
Computer  Associates  International,  Inc.                 9,000         324,015
eBay,  Inc.*                                               3,900         267,111
Mentor  Graphics  Corp.*                                  14,000         245,000
Peoplesoft,  Inc*                                          8,200         403,686
Unify  Corp.*                                             10,989           3,297
VeriSign,  Inc.*                                           6,900         414,069
                                                                       2,513,246

Consumer  Finance  -  0.4%
MBNA  Corp.                                                1,687          55,587

Distributors  -  Food  &  Health  -  3.5%
Amerisource  Health  Corp.*                                5,100         282,030
Cardinal  Health,  Inc.                                    3,750         258,750
                                                                         540,780

Financial  -  Diversified  -  3.6%
Fannie  Mae                                                1,371         116,741
USA  Education,  Inc.                                      6,200         452,600
                                                                         569,341

Foods  -  2.1%
Green  Mountain  Coffee,  Inc.*                            4,100         122,508
Tasty  Baking  Co.                                        12,000         211,320
                                                                         333,828

Equity Securities - Cont'd                                Shares         Value
Healthcare  -  Diversified  -  2.8%
Johnson  &  Johnson                                        8,924        $446,200

Healthcare - Drugs - Major Pharmaceutical - 6.1%
Biovail  Corp.*                                           10,000         435,000
Forest  Laboratories,  Inc.*                               6,300         447,300
Pfizer,  Inc.                                              1,830          73,291
                                                                         955,591

Healthcare  -  Hospital  Management  -  1.7%
Universal  Health  Services  *                             6,000         273,000

Healthcare  -  Medical  Products  &  Support  -  0.6%
Applera  Corp.  -  Applied  Biosystems  Group              3,300          88,275

Healthcare  -  Special  Services  -  4.8%
Laboratory  Corporation  of  America  Holdings  *          2,800         215,320
Quest  Diagnostics,  Inc.*                                 7,100         531,435
                                                                         746,755

Homebuilding  -  1.4%
NVR,  Inc.*                                                1,500         222,000

Insurance  -  Property  /  Casualty  -  2.7%
Progressive  Corp.                                         3,100         419,089

Natural  Gas  -  3.6%
El  Paso  Corp.                                            5,400         283,716
Kinder  Morgan,  Inc.                                      5,700         286,425
                                                                         570,141

Oil  &  Gas  -  Exploration  &  Production  -  1.5%
Tom  Brown,  Inc.*                                         9,500         228,000

Power  Producers  -  Independent  -  3.6%
AES  Corp.*                                                4,800         206,640
Calpine  Corp.*                                            9,400         355,320
                                                                         561,960

Restaurants  -  1.0%
Starbucks  Corp.*                                          6,800         156,400

Retail  -  Building  Supplies  -  1.9%
Lowe's  Co.'s,  Inc.                                       4,200         304,710

Retail  -  General  Merchandisers  -  1.5%
Target  Corp.                                              6,900         238,740

Retail  -  Specialty  -  1.8%
Bed  Bath  &  Beyond,  Inc.*                               9,000         280,800

Equity Securities - Cont'd                                Shares         Value
Savings  &  Loan  Companies  -  6.9%
Dime  BanCorp,  Inc.                                       9,700        $361,325
Firstfed  Financial  Corp.*                               10,200         303,960
Washington  Mutual,  Inc.                                 11,250         422,437
                                                                       1,087,722

Services  -  Commercial  &  Consumer  -  4.7%
H&R  Block,  Inc.                                          7,100         458,305
Interpool,  Inc.                                          18,000         282,600
                                                                         740,905

Services  -  Computer  Systems  -  7.4%
Lightbridge,  Inc.*                                       23,495         455,803
Sabre  Holdings  Corp.*                                    7,800         390,000
Sungard  Data  Systems,  Inc.*                            10,200         306,102
                                                                       1,151,905

Services  -  Data  Process  -  1.9%
Concord  EFS,  Inc.*                                       5,600         291,256

          Total  Equity  Securities  (Cost $14,268,008)               15,481,567


U. S. Government Agencies                               Principal
And Instrumentalities - 7.0%                              Amount
Federal Home Loan Bank Discount Notes, 3.94%, 7/2/01   $1,100,000      1,099,880

      Total  U.S.  Government  Agencies
      and  Instrumentalities  (Cost  $1,099,880)                       1,099,880


         TOTAL INVESTMENTS (Cost $15,367,888) - 106.0%                16,581,447
         Payable for securities purchased - (8.4%)                   (1,311,415)
         Other  assets  and  liabilities, net - 2.4%                     370,676
         Net  Assets  -  100%                                        $15,640,708

Net  Assets  Consist  of:
Paid-in capital applicable to the following shares of common stock, 250,000,000 shares of $0.01 par value authorized for Class A,
     Class  B,  Class  C  and  Class  I  combined:
          Class  A:  314,477  shares  outstanding                     $7,808,783
          Class  B:  59,258  shares  outstanding                       1,444,648
          Class  C:  31,972  shares  outstanding                         838,668
          Class  I:  265,612  shares  outstanding                      7,797,637
Undistributed  net  investment  income  (loss)                          (26,548)
Accumulated  net  realized  gain (loss) on investments               (3,436,039)
Net unrealized appreciation (depreciation) on investments              1,213,559

               Net  Assets                                           $15,640,708


Net  Asset  Value  Per  Share
Class  A  (based  on  net  assets  of  $7,318,485)                   $23.27
Class  B  (based  on  net  assets  of  $1,371,548)                   $23.15
Class  C  (based  on  net  assets  of  $743,113)                     $23.24
Class  I  (based  on  net  assets  of  $6,207,562)                   $23.37

*     Non-income  producing.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc.
was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. See Note A.

See  notes  to  financial  statements.

Statement  of  Operations
YEar  ended  June  30,  2001

Net  Investment  Income
Investment  Income:
     Dividend  income                                             $54,611
     Interest  income                                              56,331
          Total  investment  income                               110,942

Expenses:
     Investment  advisory  fee                                     93,808
     Transfer  agency  fees  and  expenses                         60,182
     Distribution  Plan  expenses:
          Class  A                                                  6,686
          Class  B                                                  4,827
          Class  C                                                  4,031
     Directors'  fees  and  expenses                               22,302
     Administrative  fees                                          11,753
     Accounting  fees                                               5,525
     Custodian  fees                                               10,856
     Registration  fees                                            43,352
     Reports  to  shareholders                                      4,405
     Professional  fees                                            18,099
     Miscellaneous                                                  2,965
          Total  expenses                                         288,791
          Reimbursement  from  Advisor:
               Class  A                                           (42,778)
               Class  B                                           (18,062)
               Class  C                                           (13,396)
               Class  I                                           (71,645)
          Fees  paid  indirectly                                   (5,420)
               Net  expenses                                      137,490

                    Net  Investment  Income  (Loss)               (26,548)

Realized and Unrealized Gain (Loss) on Investments
Net  realized  gain  (loss)                                    (3,403,666)
Change  in  unrealized  appreciation  or  (depreciation)           64,432

                    Net  Realized  and  Unrealized  Gain
                    (Loss)  on  Investments                    (3,339,234)

                    Increase  (Decrease)  in  Net  Assets
                    Resulting  From  Operations               ($3,365,782)



Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc.
was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. See Note A.

See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                                 Year Ended           Year Ended
                                                   June 30,            June 30,
Increase (Decrease) in Net Assets                    2001                2000
Operations:
     Net  investment  income  (loss)              ($26,548)            ($15,908)
     Net  realized  gain  (loss)                (3,403,666)             921,113
     Change  in  unrealized  appreciation
          or  (depreciation)                        64,432              341,555

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations           (3,365,782)           1,246,760

Distributions  to  shareholders  from
     Net  realized  gain:
          Class  I  Shares                        (928,350)             (30,977)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares                       8,378,793                 -
          Class  B  Shares                       1,470,312                 -
          Class  C  Shares                       1,082,245                 -
          Class  I  Shares                       3,227,950            4,416,698
     Shares  issued  from  merger  (See  Note  A)
          Class  A  Shares                          97,000                 -
          Class  B  Shares                           1,000                 -
          Class  C  Shares                           1,000                 -
          Class  I  Shares                           1,000                 -
     Reinvestment  of  distributions:
          Class  I  Shares                         824,260               29,535
     Shares  redeemed:
          Class  A  Shares                        (667,010)                -
          Class  B  Shares                         (26,664)                -
          Class  C  Shares                        (244,577)                -
          Class  I  Shares                      (1,595,003)          (1,097,338)
     Total  capital  share  transactions        12,550,306            3,348,895

Total  Increase  (Decrease)  in  Net  Assets     8,256,174            4,564,678

Net  Assets
Beginning  of  year                              7,384,534            2,819,856
End of year (including undistributed net
  investment income (loss) of ($26,548) and
  $0 respectively)                             $15,640,708           $7,384,534


Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc.
was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. See Note A.

See  notes  to  financial  statements.

Statements of Changes in Net Assets
                                                Year Ended            Year Ended
                                                 June 30,              June 30,
Capital Share Activity                             2001                  2000
Shares  sold:
     Class  A  Shares                            340,560                   -
     Class  B  Shares                             60,381                   -
     Class  C  Shares                             42,673                   -
     Class  I  Shares                             94,662                133,430
Shares  issued  from  merger  (See  Note  A)
     Class  A  Shares                              3,247*                  -
     Class  B  Shares                                 34*                  -
     Class  C  Shares                                 34*                  -
     Class  I  Shares                                 34*                  -
Reinvestment  of  distributions:
     Class  I  Shares                             28,199                    969
Shares  redeemed:
     Class  A  Shares                            (29,330)                  -
     Class  B  Shares                             (1,157)                  -
     Class  C  Shares                            (10,735)                  -
     Class  I  Shares                            (61,883)               (36,389)
Total capital share activity                     466,719                 98,010


* To facilitate the reorganization, a reverse stock split of the initial shares outstanding on October 31, 2000 was effected to adjust the net asset value of Calvert Large Cap Growth Fund to be the same as that of the Bridgeway Social Responsibility Portfolio on the same date. See Note A.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc.
was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. See Note A.

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert Large Cap Growth Fund (the "Fund"), one of two series of Calvert Impact Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The Calvert Impact Fund, Inc. was organized as a Maryland corporation on August 10, 2000. On October 19, 2000, the Fund sold 6,667 shares ("initial shares") valued at $100,000, to Calvert Asset Management Company, Inc., the Fund's investment advisor. The Fund began operations on October 31, 2000 and offers four separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year. Class I shares have no front-end or deferred sales charge. Class I shares require a minimum account balance of $1,000,000. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
On October 31, 2000, the Fund, through its Class I shares, acquired substantially all the net assets of the Bridgeway Social Responsibility Portfolio of Bridgeway Fund, Inc., pursuant to the Agreement and Plan of Reorganization dated September 22, 2000, and approved by shareholders on October 20, 2000. The acquisition was accomplished by a transfer of all the assets and assumption of certain liabilities of the Bridgeway Social Responsibility Portfolio (valued at $9,205,095) to the Fund. Following the transfer, 308,172 Class I shares of the Fund were distributed to shareholders in liquidation of the Bridgeway Social Responsibility Portfolio. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. To facilitate the reorganization, a reverse stock split of the initial shares outstanding on October 31, 2000 was effected to adjust the net asset value of the Calvert Large Cap Growth Fund to be the same as that of the Bridgeway Social Responsibility Portfolio on the same date. The aggregate net assets of the Calvert Large Cap Growth Fund and Bridgeway Social Responsibility Portfolio immediately before the acquisition were $100,000 and $9,205,095, respectively.
For financial reporting purposes, the Bridgeway Social Responsibility Portfolio, which commenced operations on August 5, 1994, has been deemed the accounting survivor. Its operations are combined with that of the Fund since the Fund's inception in presenting the Fund's Statement of Operations and Statements of Changes in Net Assets.
Security Valuation: Securities, including options, listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Organization Costs: Calvert Asset Management Company, Inc., the Fund's investment advisor, has agreed to assume all organization costs of the Fund.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert") which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .25%  of  the  Fund's  average  daily  net  assets.
Bridgeway Capital Management, Inc., is the Fund's Subadvisor. For its services, the Subadvisor receives a monthly fee based on an annual rate of .45% of the Fund's average daily net assets, directly payable from the Fund. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment of plus or minus .25%, based on the extent to which performance of the Fund exceeds or trails the Standard & Poor's 500 Index, the Fund's benchmark. For the period beginning October 31, 2000 (date of merger) through year end June 30, 2001, the performance fee adjustment decreased the Subadvisor's fees by $10,281. Under the terms of the agreement, $3,538 was payable at year end.
The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through November 1, 2001. The contractual expense cap is 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and .90% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, performance fee adjustments, taxes, extraordinary expenses and capital items. For the period beginning October 31, 2000 (date of merger) through year end June 30, 2001, the total of such expenses reimbursed was $125,304.
For the period July 1, 2000 to October 31, 2000, the Advisor of the Bridgeway Social Responsibility Portfolio (the "Portfolio") was Bridgeway Capital Management, Inc. ("BCM"). A director of the Portfolio, John Montgomery, was an owner and director of BCM and thus under the Investment Company Act of 1940, was considered to be an "affiliated" and "interested" party. As compensation for the Advisor's services, BCM's fee was comprised of two parts, the base fee rate and the performance fee rate. BCM received a base fee rate of .90% of the Portfolio's average daily net assets. The performance fee rate varied from a minimum of negative .70% to a maximum of positive .70% based on the performance of the Portfolio as compared to Standard & Poor's 500 Index, the Portfolio's benchmark. BCM had agreed to reimburse the Portfolio for any operating expenses above 1.50%. For the period July 1, 2000 to October 31, 2000, BCM reimbursed the Portfolio $20,577. For the same period, the performance fee rate increased BCM's fees by $20,518.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, B, and C, and .10% for Class I based on their average daily net assets. Under the terms of the agreement, $2,014 was payable at year end. Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I shares do not have Distribution Plan expenses. Under the terms of the agreement, $3,316 was payable at year end.
The Distributor received $11,449 as its portion of the commissions charged on sales of the Fund's shares for the year ended June 30, 2001.
Calvert Shareholder Services, Inc. ("CSSI") is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $9,100 for the year ended June 30, 2001. Under the terms of the agreement, $1,139 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each director of Calvert Impact Fund, Inc., who is not affiliated with the Advisor receives an annual fee of $5,000 that is allocated to each of the funds in the series served.
Note  C  -  Investment  Activity
For the year ended June 30, 2001, purchases and sales of investments, other than short-term securities, were $26,243,242 and $12,446,414, respectively.
The cost of investments owned at June 30, 2001 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $1,213,559, of which $2,170,319 related to appreciated securities and $956,760 related to depreciated securities.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2001.

Change  In  Independent  Auditor
Arthur Andersen LLP was selected by the Board of Directors to serve as the Fund's independent auditor. PricewaterhouseCoopers LLP served as the independent auditor for the Bridgeway Social Responsibility Portfolio. The change in independent auditor was the result of the approved Plan of Reorganization. The reports on the financial statements audited by PricewaterhouseCoopers for the years ended June 30, 2000 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial  Highlights

                                                                Period Ended
                                                                  June 30,
Class  A  Shares                                                   2001#
Net  asset  value,  beginning                                      $29.87
Income  from  investment  operations
     Net  investment  income                                         (.08)
     Net  realized  and  unrealized  gain  (loss)                   (6.52)
          Total  from  investment  operations                       (6.60)
Total  increase  (decrease)  in  net  asset  value                  (6.60)
Net  asset  value,  ending                                         $23.27

Total  return*                                                     (22.10%)
Ratios  to  average  net  assets:
     Net  investment  income                                         (.54%)  (a)
     Total  expenses                                                 3.02%  (a)
     Expenses  before  offsets                                       1.42%  (a)
     Net  expenses                                                   1.37%  (a)
Portfolio  turnover                                                   122%
Net  assets,  ending  (in  thousands)                              $7,318



                                                                Period Ended
                                                                  June 30,
Class  B  Shares                                                   2001#
Net  asset  value,  beginning                                      $29.87
Income  from  investment  operations
     Net  investment  income  (loss)                                 (.21)
     Net  realized  and  unrealized  gain  (loss)                   (6.51)
          Total  from  investment  operations                       (6.72)
Total  increase  (decrease)  in  net  asset  value                  (6.72)
Net  asset  value,  ending                                         $23.15

Total  return*                                                     (22.50%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                                (1.55%)  (a)
     Total  expenses                                                 6.17%  (a)
     Expenses  before  offsets                                       2.42%  (a)
     Net  expenses                                                   2.37%  (a)
Portfolio  turnover                                                   122%
Net  assets,  ending  (in  thousands)                               $1,372

Financial  Highlights

                                                                Period Ended
                                                                  June  30,
Class  C  Shares                                                   2001#
Net  asset  value,  beginning                                      $29.87
Income  from  investment  operations
     Net  investment  income  (loss)                                 (.21)
     Net  realized  and  unrealized  gain  (loss)                   (6.42)
          Total  from  investment  operations                       (6.63)
Total  increase  (decrease)  in  net  asset  value                  (6.63)
Net  asset  value,  ending                                         $23.24

Total  return*                                                    (22.20%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                               (1.50%)  (a)
     Total  expenses                                                5.75%  (a)
     Expenses  before  offsets                                      2.42%  (a)
     Net  expenses                                                  2.37%  (a)
Portfolio  turnover                                                 122%
Net  assets,  ending  (in  thousands)                              $743

Financial Highlights
                                                              Years Ended
                                                       June 30,         June 30,
Class  I  Shares                                         2001             2000
Net  asset  value,  beginning                           $36.09           $26.45
Income  from  investment  operations
     Net  investment  income  (loss)                       .01             (.12)
     Net  realized  and  unrealized  gain  (loss)        (9.12)           10.03
          Total  from  investment  operations            (9.11)            9.91
Distributions  from
     Net  realized  gain                                 (3.61)            (.27)
          Total  distributions                           (3.61)            (.27)
Total  increase  (decrease)  in  net  asset  value      (12.72)            9.64
Net  asset  value,  ending                              $23.37           $36.09

Total  return*                                          (27.80%)          37.6%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                       .02%           (.37%)
     Total  expenses                                      2.05%           2.13%
     Expenses  before  offsets                            1.10%           1.50%
     Net  expenses                                        1.06%           1.50%
Portfolio  turnover                                        122%             71%
Net  assets,  ending  (in  thousands)                    $6,208           $7,385


                                                        Years Ended
                                            June 30,      June 30,      June 30,
Class I Shares                                1999          1998          1997
Net  asset  value,  beginning                $21.14        $16.21        $14.68
Income  from  investment  operations
     Net  investment  income                   (.14)          -             .03
     Net realized and unrealized gain (loss)   5.62          5.57          2.31
          Total from investment operations     5.48          5.57          2.34
Distributions  from
     Net  investment  income                    -            (.01)          -
     Net  realized  gain                       (.17)         (.63)         (.81)
          Total  distributions                 (.17)         (.64)         (.81)
Total increase (decrease) in net asset value   5.31          4.93          1.53
Net  asset  value,  ending                   $26.45        $21.14        $16.21

Total  return*                                26.2%         35.3%         16.9%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)           (.60%)         .02%          .24%
     Total  expenses                           2.13%         3.81%         5.81%
     Expenses  before  offsets                 1.50%         1.50%         1.50%
     Net  expenses                             1.50%         1.50%         1.50%
Portfolio  turnover                              58%           38%           36%
Net  assets,  ending  (in  thousands)         $2,820        $1,473         $638

(a)     Annualized
* Total return does not reflect deduction of any front-end or deferred sales charge.
#     From  October  31,  2000  inception.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund. The Bridgeway Social Responsibility Portfolio commenced operations on August 5, 1994. See Note A.

Calvert  Large  Cap  Growth
Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS,
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's
Family  of  Funds

Tax-Exempt
Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable
Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Enhanced  Equity  Portfolio
CSIF  Equity  Portfolio
CSIF  Technology  Portfolio
Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
South  Africa  Fund
Calvert  Social  Index  Fund



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